Earnings per share (basic and diluted) (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net Income attributable to owners of the Parent	R$ 3,898,702	R$ 3,579,050	R$ 3,589,416
Basic weighted average number of outstanding shares (in shares)	539,835	555,429	559,004
Basic earnings per share (in R$ per share)	R$ 7.2220	R$ 6.4438	R$ 6.4211
Share-based plan and treasury shares (in shares)	4,377	17,577	14,496
Diluted weighted average number of outstanding shares (in shares)	544,212	573,006	573,499
Diluted earnings per share (in R$ per share)	R$ 7.1639	R$ 6.2461	R$ 6.2588